Schedule of basic and diluted net loss per share attributable to common stockholders (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net loss per share
Net loss	$ (59,435)	$ (15,128)
Weighted average number of common shares outstanding, basic	12,559,264	12,388,467
Weighted average number of common shares outstanding, diluted	12,559,264	12,388,467
Net loss per share attributable to common stockholder, basic	$ (4.73)	$ (1.22)
Net loss per share attributable to common stockholder, diluted	$ (4.73)	$ (1.22)